Assets Held for Sale - Disclosure of Change in Assets Held for Sale (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in Assets Held for Sale [Roll Forward]
Beginning of the period	$ 0	$ 0
Additions from acquisition of Heartland on Dec. 4, 2024 (Note 4)	80	0
End of the period	$ 80	$ 0